August 13, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Funds Trust (“Registrant”)

SEC File Nos. 333-59745; 811-08895

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”) this is to certify that the Prospectus and the Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A filed on August 13, 2010.

Please contact Kim Springer at (480) 477-2674 or the undersigned at (480) 477-2649 if you have any questions or comments.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Senior Counsel

ING U.S. Legal Services

cc:	Huey P. Falgout, Jr., Esq.

ING Investments, LLC

Jeffrey S. Puretz, Esq.

Dechert LLP

Karl J. Paulson Egbert, Esq.

Dechert LLP

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com	ING Investments, LLC